Note 1. The Company and Significant Accounting Policies: Accounting For Obligations and Instruments Potentially To Be Settled In The Company's Own Stock, Policy (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Accounting For Obligations and Instruments Potentially To Be Settled In The Company's Own Stock, Policy

Accounting For Obligations And Instruments Potentially To Be Settled In The Company's Own Stock: We account for obligations and instruments potentially to be settled in the Company's stock in accordance with FASB ASC 815, Accounting for Derivative Financial Instruments. This issue addresses the initial balance sheet classification and measurement of contracts that are indexed to, and potentially settled in, the Company's own stock.